Consolidated Statements of Operations and Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenues [Member] USD ($)	Dec. 31, 2013 Cost of revenues [Member] CNY	Dec. 31, 2012 Cost of revenues [Member] CNY	Dec. 31, 2011 Cost of revenues [Member] CNY	Dec. 31, 2013 Product development [Member] USD ($)	Dec. 31, 2013 Product development [Member] CNY	Dec. 31, 2012 Product development [Member] CNY	Dec. 31, 2011 Product development [Member] CNY	Dec. 31, 2013 Sales and marketing [Member] USD ($)	Dec. 31, 2013 Sales and marketing [Member] CNY	Dec. 31, 2012 Sales and marketing [Member] CNY	Dec. 31, 2011 Sales and marketing [Member] CNY	Dec. 31, 2013 General and administrative [Member] USD ($)	Dec. 31, 2013 General and administrative [Member] CNY	Dec. 31, 2012 General and administrative [Member] CNY	Dec. 31, 2011 General and administrative [Member] CNY
Net revenues:
MMO game revenues	$ 628,765	3,806,354	4,561,350	5,183,933
Mobile game revenues	79,654	482,199	10,238	0
Other revenues	9,280	56,177	146,971	125,894
Total net revenues	717,699	4,344,730	4,718,559	5,309,827
Cost of revenues:
Third parties	(182,249)	(1,103,283)	(1,123,630)	(1,355,661)
Related parties	(5,362)	(32,457)	(32,127)	(11,809)
Total cost of revenues	(187,611)	(1,135,740)	(1,155,757)	(1,367,470)
Gross profit	530,088	3,208,990	3,562,802	3,942,357
Operating expenses:
Product development	(117,967)	(714,138)	(712,303)	(755,405)
Sales and marketing
Third parties	(66,341)	(401,606)	(262,208)	(270,045)
Related parties	(7,567)	(45,809)	(55,442)	(46,387)
General and administrative	(57,606)	(348,727)	(412,839)	(519,493)
Impairment of goodwill	(5,083)	(30,772)	0	0
Settlement of gain contingency with former shareholder of a subsidiary	9,899	59,928	0	0
Total operating expenses	(244,665)	(1,481,124)	(1,442,792)	(1,591,330)
Income from operations	285,423	1,727,866	2,120,010	2,351,027
Interest income
Third parties	12,214	73,940	146,132	109,270
Related parties	8,026	48,588	83,711	32,490
Interest expense
Third parties	(2,656)	(16,077)	(96,937)	(10,790)
Related parties	(4,752)	(28,766)	(26,787)	(12,150)
Investment income	2,685	16,254	133	543
Other income, net	22,464	135,993	128,816	209,561
Income before income tax expenses and equity in losses of affiliated companies	323,404	1,957,798	2,355,078	2,679,951
Income tax expenses	(53,236)	(322,273)	(545,540)	(609,199)
Equity in losses of and impairments of investments in affiliated companies	(1,247)	(7,549)	(20,981)	(10,004)
Net income	268,921	1,627,976	1,788,557	2,060,748
Less: Net income attributable to non-controlling interests	(6,622)	(40,088)	(23,165)	(21,116)
Net income attributable to Shanda Games Limited	262,299	1,587,888	1,765,392	2,039,632
Redeemable non-controlling interests redemption value accretion	0	0	0	(558)
Net income attributable to Shanda Games Limited's ordinary shareholders	262,299	1,587,888	1,765,392	2,039,074
Net income	268,921	1,627,976	1,788,557	2,060,748
Other comprehensive income (loss), net of tax:
Unrealized (loss) gain on marketable securities	2,588	15,668	3,384	(1,540)
Realized gain on marketable securities reclassified to investment income	(3,314)	(20,059)	0	0
Currency translation adjustments of the Company	20,269	122,701	6,711	7,260
Currency translation adjustments of affiliated companies /subsidiaries	(15,637)	(94,661)	28,327	(53,052)
Comprehensive income	272,827	1,651,625	1,826,979	2,013,416
Comprehensive income attributable to non-controlling interests	(8,214)	(49,728)	(31,429)	(1,529)
Comprehensive income attributable to Shanda Games Limited	264,613	1,601,897	1,795,550	2,011,887
Earnings per ordinary share:
Basic (per share)	$ 0.49	2.96	3.18	3.60
Diluted (per share)	$ 0.49	2.95	3.18	3.60
Weighted average ordinary shares used in per share calculation:
Basic (shares)	536,790,221	536,790,221	554,813,612	567,138,809
Diluted (shares)	537,395,413	537,395,413	554,842,073	567,178,693
Share-based compensation included in:
Share-based compensation expense		(38,000)	(42,500)	(91,000)	$ (134)	(811)	(254)	(958)	$ (1,992)	(12,059)	(20,113)	(24,094)	$ (22)	(134)	(188)	(213)	$ (4,125)	(24,969)	(21,928)	(65,707)